QUARTERLY INFORMATION (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information [Text Block]
NOTE 22	QUARTERLY INFORMATION (Unaudited)

The following quarterly information (in thousands, except per share data) is provided for the three-month periods ending as follows:

2011	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,714	$3,760	$3,834	$3,733
Total interest expense	628	557	515	412
Net interest income	$3,086	$3,203	$3,319	$3,321
Provision for loan losses	195	330	229	235
Net income	$617	$628	$794	$740

Basic earnings per common share	0.54	0.54	0.68	0.64
Diluted earnings per common share	0.53	0.54	0.68	0.63

2010	March 31,	June 30,	September 30,	December 31,
Total interest income	$3,915	$3,927	$3,969	$3,934
Total interest expense	969	941	879	800
Net interest income	$2,946	$2,986	$3,090	$3,134
Provision for loan losses	245	280	380	465
Net income	$517	$557	$598	$651

Basic earnings per common share	0.45	0.49	0.53	0.56
Diluted earnings per common share	0.45	0.49	0.53	0.56